Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.34%
Advertising–1.04%
Interpublic Group of Cos., Inc. (The)	203,983	$7,596,327
Aerospace & Defense–1.79%
Lockheed Martin Corp.	17,187	8,124,811
Raytheon Technologies Corp.	50,811	4,975,921
		13,100,732
Agricultural & Farm Machinery–1.47%
Deere & Co.	26,072	10,764,607
Air Freight & Logistics–2.73%
United Parcel Service, Inc., Class B	102,943	19,969,913
Application Software–1.95%
Manhattan Associates, Inc.(b)	19,162	2,967,236
Synopsys, Inc.(b)	16,062	6,203,947
Tyler Technologies, Inc.(b)	14,402	5,107,524
		14,278,707
Automobile Manufacturers–0.72%
General Motors Co.	143,295	5,256,061
Automotive Parts & Equipment–1.02%
Mobileye Global, Inc., Class A (Israel)(b)(c)	173,512	7,507,864
Automotive Retail–0.49%
O’Reilly Automotive, Inc.(b)	4,194	3,560,622
Biotechnology–2.37%
Gilead Sciences, Inc.	132,308	10,977,595
Seagen, Inc.(b)	31,330	6,343,385
		17,320,980
Broadline Retail–1.45%
Amazon.com, Inc.(b)	102,642	10,601,892
Commercial & Residential Mortgage Finance–0.43%
Rocket Cos., Inc., Class A	351,335	3,183,095
Commodity Chemicals–0.98%
Valvoline, Inc.(c)	205,334	7,174,370
Communications Equipment–0.17%
Motorola Solutions, Inc.	4,301	1,230,645
Construction Materials–1.16%
Vulcan Materials Co.	49,482	8,489,132
Consumer Finance–3.01%
American Express Co.	87,658	14,459,187
Capital One Financial Corp.	78,589	7,557,118
		22,016,305
Distillers & Vintners–1.99%
Constellation Brands, Inc., Class A	64,645	14,602,659
Diversified Banks–3.04%
JPMorgan Chase & Co.	170,899	22,269,849
Shares		Value
Diversified Financial Services–1.65%
Equitable Holdings, Inc.	474,623	$12,050,678
Electric Utilities–1.20%
FirstEnergy Corp.	181,248	7,260,795
Southern Co. (The)	21,976	1,529,090
		8,789,885
Electrical Components & Equipment–0.12%
Hubbell, Inc.	3,614	879,322
Financial Exchanges & Data–1.61%
Intercontinental Exchange, Inc.	113,334	11,819,603
Health Care Equipment–1.40%
Zimmer Biomet Holdings, Inc.	79,211	10,234,061
Health Care Facilities–2.96%
HCA Healthcare, Inc.	53,589	14,130,348
Tenet Healthcare Corp.(b)	127,241	7,560,660
		21,691,008
Hotels, Resorts & Cruise Lines–1.19%
Airbnb, Inc., Class A(b)	69,828	8,686,603
Household Products–0.53%
Clorox Co. (The)(c)	24,437	3,866,911
Industrial Conglomerates–0.84%
Honeywell International, Inc.	32,180	6,150,242
Industrial Machinery & Supplies & Components–1.78%
Otis Worldwide Corp.	154,392	13,030,685
Industrial REITs–2.69%
Prologis, Inc.	158,022	19,716,405
Insurance Brokers–0.20%
Arthur J. Gallagher & Co.	7,593	1,452,617
Integrated Oil & Gas–3.56%
Exxon Mobil Corp.	237,949	26,093,487
Interactive Home Entertainment–0.30%
Electronic Arts, Inc.(c)	18,098	2,179,904
Interactive Media & Services–4.64%
Alphabet, Inc., Class A(b)	129,461	13,428,989
Meta Platforms, Inc., Class A(b)	97,020	20,562,419
		33,991,408
Investment Banking & Brokerage–1.24%
Charles Schwab Corp. (The)	173,614	9,093,901
IT Consulting & Other Services–0.90%
Amdocs Ltd.	68,729	6,600,046
Managed Health Care–0.88%
UnitedHealth Group, Inc.	13,676	6,463,141
Movies & Entertainment–1.63%
Netflix, Inc.(b)	34,501	11,919,405

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
Multi-Utilities–1.33%
Dominion Energy, Inc.	174,560	$9,759,650
Oil & Gas Storage & Transportation–0.72%
Cheniere Energy, Inc.	10,267	1,618,079
Magellan Midstream Partners L.P.	67,172	3,644,753
		5,262,832
Passenger Ground Transportation–0.51%
Uber Technologies, Inc.(b)	117,011	3,709,249
Personal Care Products–0.50%
Coty, Inc., Class A(b)(c)	306,722	3,699,067
Pharmaceuticals–5.03%
AstraZeneca PLC, ADR (United Kingdom)	198,094	13,749,704
Catalent, Inc.(b)	67,584	4,440,945
Eli Lilly and Co.	22,280	7,651,398
Merck & Co., Inc.	103,613	11,023,387
		36,865,434
Property & Casualty Insurance–0.48%
Allstate Corp. (The)	31,806	3,524,423
Rail Transportation–0.80%
Union Pacific Corp.	29,153	5,867,333
Regional Banks–0.51%
Columbia Banking System, Inc.	173,341	3,712,964
Research & Consulting Services–1.03%
Equifax, Inc.	37,332	7,572,423
Restaurants–1.41%
Starbucks Corp.	98,832	10,291,376
Semiconductor Materials & Equipment–1.45%
Applied Materials, Inc.	86,426	10,615,706
Semiconductors–5.11%
Advanced Micro Devices, Inc.(b)	118,812	11,644,764
Monolithic Power Systems, Inc.(c)	13,400	6,707,236
NVIDIA Corp.	15,365	4,267,936
QUALCOMM, Inc.	81,425	10,388,201
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	47,388	4,408,032
		37,416,169
Soft Drinks & Non-alcoholic Beverages–2.93%
Coca-Cola Co. (The)	166,186	10,308,518
PepsiCo, Inc.	61,178	11,152,749
		21,461,267
Specialty Chemicals–0.73%
DuPont de Nemours, Inc.	74,343	5,335,597
Shares		Value
Systems Software–8.31%
Crowdstrike Holdings, Inc., Class A(b)	25,684	$3,525,386
Microsoft Corp.	165,042	47,581,609
ServiceNow, Inc.(b)	20,924	9,723,801
		60,830,796
Technology Hardware, Storage & Peripherals–5.72%
Apple, Inc.	253,953	41,876,850
Telecom Tower REITs–0.54%
American Tower Corp.	19,264	3,936,406
Tobacco–0.78%
British American Tobacco PLC, ADR (United Kingdom)	162,377	5,702,680
Transaction & Payment Processing Services–4.43%
Fiserv, Inc.(b)	92,899	10,500,374
Mastercard, Inc., Class A	33,834	12,295,614
Visa, Inc., Class A(c)	42,693	9,625,564
		32,421,552
Wireless Telecommunication Services–0.89%
T-Mobile US, Inc.(b)	44,984	6,515,482
Total Common Stocks & Other Equity Interests (Cost $574,639,827)		720,010,328
Money Market Funds–1.57%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	4,033,553	4,033,553
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	2,860,506	2,861,078
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	4,609,775	4,609,775
Total Money Market Funds (Cost $11,504,399)		11,504,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $586,144,226)		731,514,734
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.82%
Invesco Private Government Fund, 4.78%(d)(e)(f)	7,822,365	7,822,365
Invesco Private Prime Fund, 4.98%(d)(e)(f)	20,114,654	20,114,654
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,941,470)		27,937,019
TOTAL INVESTMENTS IN SECURITIES–103.73% (Cost $614,085,696)		759,451,753
OTHER ASSETS LESS LIABILITIES—(3.73)%		(27,274,368)
NET ASSETS–100.00%		$732,177,385
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,088,349	$15,089,490	$(13,144,286)	$-	$-	$4,033,553	$33,691
Invesco Liquid Assets Portfolio, Institutional Class	1,471,625	10,778,208	(9,388,777)	(198)	220	2,861,078	29,151
Invesco Treasury Portfolio, Institutional Class	2,386,684	17,245,132	(15,022,041)	-	-	4,609,775	46,053
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,864,950	99,985,661	(100,028,246)	-	-	7,822,365	116,107*
Invesco Private Prime Fund	20,224,158	181,210,835	(181,308,501)	(5,902)	(5,936)	20,114,654	308,700*
Total	$34,035,766	$324,309,326	$(318,891,851)	$(6,100)	$(5,716)	$39,441,425	$533,702

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$720,010,328	$—	$—	$720,010,328
Money Market Funds	11,504,406	27,937,019	—	39,441,425
Total Investments	$731,514,734	$27,937,019	$—	$759,451,753
Invesco V.I. Main Street Fund®